Convertible Bonds - Additional Information (Detail)	0 Months Ended	12 Months Ended							12 Months Ended
	Jan. 29, 2008	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 29, 2008 USD ($)	Dec. 31, 2014 Convertible Bonds USD ($)	Dec. 31, 2014 Convertible Bonds CNY	Dec. 31, 2014 Holders may require Company to redeem all or a portion of Notes	Dec. 31, 2014 Company may redeem part or all of Notes	Dec. 31, 2014 American Depositary Share (ADSs) USD ($)	Jan. 29, 2008 American Depositary Share (ADSs) USD ($)
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Senior Notes 2008								$ 172,500,000
Convertible Senior Notes 2008, maturity date	Jan. 15, 2018
Convertible Senior Notes 2008, interest rate								3.50%
Convertible Senior Notes 2008, commencing date	Jul. 15, 2008
Percentage of principal amount of Convertible Senior Notes 2008											100.00%	100.00%
Convertible Senior Notes 2008, earliest conversion date											Jan. 15, 2015	Jan. 20, 2015
Convertible Senior Notes 2008, conversion rate													52.2876
Convertible Senior Notes 2008, conversion price per share													$ 19.125	$ 19.125
Principal amount of each Convertible Senior Notes 2008													$ 1,000
Notes 2008 principal amount		172,500,000
Convertible Senior Notes 2008, issuance costs			40,459,000
Fair value per ADS on commitment date														$ 17.73
Derivative liability at initial fair value			962,993,000
Gain(Loss)on conversion option resulting from change in fair value		1,956,000	12,137,000	(6,105,000)	(5,692,000)
Conversion option of convertible bonds, fair value			0	14,013,000
Loss on extinguishment of debt		(1,602,000)	(9,939,000)	0	(82,713,000)
Total consideration for repurchase of Notes 2008		13,699,000	84,999,000	0	299,271,000
Notes 2008 repurchased, principal amount		14,500,000				0	71,900,000
Interest expense		$ 56,168,000	348,498,000	323,820,000	299,515,000				$ 25,579,570	158,711,000